Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(a) Claims and Litigation

The Company is subject to litigation and similar claims in the ordinary course of our business, including claims related to employment, human resources, product liability and commercial disputes. Estimating an amount or range of possible losses resulting from litigation proceedings is inherently difficult, particularly where the matters involve indeterminate claims for monetary damages and are in the stages of the proceedings where key factual and legal issues have not been resolved. For these reasons, the Company is currently unable to predict the ultimate timing or outcome of or reasonably estimate the possible losses or a range of possible losses resulting from the matters described below, unless otherwise noted. Management is of the opinion, based upon legal assessments and information presently available, that it is unlikely that any of these claims would result in liability to the Company, to the extent not provided for through insurance or otherwise, or would have a material effect on the consolidated financial statements, other than the claims described below.
On August 10, 2020, a purported class action lawsuit was filed in the Court of the King's Bench of Alberta against Aurora and certain executive officers in the Province of Alberta on behalf of persons or entities who purchased, or otherwise acquired, publicly traded Aurora securities and allegedly suffered losses as a result of Aurora releasing statements containing misrepresentations during the period of September 11, 2019 and December 21, 2019. The Plaintiff filed an amended Statement of Claim on March 8, 2024. The Company filed a motion to strike the amendment. The Company’s motion to strike was heard the week of November 18, 2024. On June 25, 2025, the presiding judge released their decision dismissing the motion on all counts. An appeal of the decision was heard on April 7, 2026. On April 23, 2026, the court of appeal dismissed the Company’s appeal. The Plaintiff will now likely reschedule their leave application to which the Company will respond. The Company disputes the allegations and intends to vigorously defend against the claims.
On January 4, 2021, a civil claim was filed with the King’s Bench of Alberta against Aurora and Hempco by a former landlord regarding unpaid rent in the amount of $8.9 million, representing approximately $0.4 million for rent in arrears and costs, plus $8.5 million for loss of rent and remainder of the term. The Company filed a statement of defence on March 24, 2021. Mediation occurred on January 12, 2026 without resolution and this matter is presently proceeding to a trial hearing, which is expected to occur in two or three years. While this matter is ongoing, the Company intends to continue to defend against the claims.
On November 15, 2022, the Company, its subsidiary ACE, and MedReleaf Corp. (which amalgamated with ACE in July 2020) were named in purported class action proceeding in the Ontario Superior Court of Justice. The purported class action claims that the Company failed to warn of certain risks purported to be associated with the consumption of cannabis. On May 14, 2025, the presiding Justice approved an order certifying the proceeding as a class. The parties mutually agreed to certify a narrower claim. In consenting to this procedural step, Aurora did not admit liability, which will be vigorously defended against in the proceedings. The Company intends to continue to defend against the claim.
In respect of the aforementioned claims, the Company as at March 31, 2026 has recognized total legal provisions of $0.8 million (March 31, 2025 – $0.3 million) in provisions on the consolidated statements of financial position.
In addition to the above, a claim was commenced by a party to a former term sheet on June 15, 2020 with the King's Bench of Alberta against Aurora and a former officer alleging a claim of breach of obligations under said term sheet, with the plaintiff seeking $18 million in damages. This claim was dismissed by the court without liability during fiscal 2026.

(b)Commitments

In the normal course of business, the Company is obligated to make future payments, including contractual obligations and non-cancellable commitments. The Company has various lease commitments related to office space, production equipment, vehicles, facilities and warehouses expiring up to June 2033. The Company has certain leases with optional renewal terms that the Company may exercise at its option.

In addition to lease liability commitments disclosed in (Note 11) the Company has capital commitments payable over the next five years (Note 22(b).